Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.446.8387

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

SEMI-ANNUAL REPORT – 6/30/2007

FOR CONTRACT HOLDERS OF:  VALU PLUS ASSURANCE

September 10, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SEPARATE ACCOUNT FUVUL 1940 Act Registration Number: 811-09731 1933 Act Registration Numbers: 333-93031 CIK: 0001100404 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account FUVUL, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	August 30, 2007
AIM Variable Insurance Funds	896435	August 23, 2007
The Alger American Fund	832566	August 22, 2007
Dreyfus Variable Investment Fund	813383	August 17, 2007 August 17, 2007
Evergreen Variable Annuity Trust	928754	August 17, 2007
Federated Insurance Series	912577	August 28, 2007
Franklin Templeton Variable Insurance Products Trust	837274	August 27, 2007
MFS Variable Insurance Trust	918571	August 23, 2007
Oppenheimer Variable Account Funds	752737	August 28, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772